Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Components of Other Operating Expenses

	Year Ended December 31,
	2014	2013

Operating segment administration	$186,572	$153,624
Selling expenses	31,674	14,117
Care and maintenance costs	4,103	12,278
Operational readiness	-	20,076
Other	18,738	12,727

	$241,087	$212,822